SHARE CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2018
Text block [abstract]
SHARE CAPITAL AND RESERVES
9.	SHARE CAPITAL AND RESERVES

Authorized Capital - Unlimited number of common shares with no par value and unlimited number of preferred shares.

Issued

For the period ended December 31, 2018:

(a)

During the year ended December 31, 2018, the Company issued a total of 10,458,334 common shares on the exercise of 250,000 options at a price of $0.30, 5,975,000 options at a price of $0.40, 1,100,000 options at a price of $0.46, 1,300,000 options at a price of $0.50, 500,000 options at a price of $0.62, 1,000,000 options at a price of $0.64 and 333,334 options at a price of $1.51 for total proceeds of $5,074,334. As a result of the exercises, $3,276,872 was reclassified from reserves to share capital.

(b)	On June 11, 2018 the Company issued 745,378 common shares at the then fair value of $2,154,142 to the convertible debenture holders for the share portion of the debenture interest payment.

(c)	On December 6, 2018, the Company issued 693,994 common shares at the then fair value of $1,894,603 to the convertible debenture holders for the share portion of the debenture interest payment.

For the year ended December 31, 2017:

(a)

During the year ended December 31, 2017, the Company issued a total of 1,424,445 common shares on the exercise of 199,446 options at a price of $0.24, 100,000 options at a price of $0.40, 50,000 options at a price of $0.425, 200,000 options at a price of $0.46, 300,000 options at a price of $0.50, 83,333 options at a price of $0.62, 250,000 options at a price of $0.64, 16,667 options at a price of $2.24, 58,333 options at a price of $2.65 and 166,666 options at a price of $2.24 for total proceeds of $1,128,032. As a result of the exercises, $853,100 was reclassified from reserves to share capital.

(b)	In May 2017, the Company issued a total of 5,714,286 common shares on the exercise of 5,714,286 warrants at a price of $0.50 for total proceeds of $2,857,143.

(c)	On June 12, 2017, the Company issued a total of 327,863 common shares valued at $963,917 to the holders of the 2016 Debentures for the share portion of the debenture interest payment.

(d)

On July 21, 2017, the Company completed a private placement pursuant to which it issued a total of 24,146,424 common shares at a price of US$2.0707 for gross proceeds of $62,745,000 (US$50 million). The Company also issued 869,271 common shares valued at $2,258,820 to the debenture holders as part of the establishment fee equal to 3% of the principal amount of the 2017 Debentures. Total share issuance costs for this financing was $2,513,028.

(e)

On September 18, 2017, the Company issued 111,110 common shares valued at $333,330 to acquire the remaining 40% interest in the Dufferin Lake property included in the Other Athabasca Basin Properties (Note 5(b)). Total share issuance costs for this transaction was $6,604.

(f)	On December 12, 2017, the Company issued 555,670 common shares at the then fair value of $1,955,959 to the convertible debenture holders for the share portion of the debenture interest payment.

Stock Options

Pursuant to the Company’s stock option plan, directors may, from time to time, authorize the issuance of options to directors, officers, employees and consultants of the Company, enabling them to acquire up to 20% of the issued and outstanding common shares of the Company.

The options can be granted for a maximum term of 10 years and are subject to vesting provisions as determined by the Board of Directors of the Company.

Stock option transactions and the number of stock options are summarized as follows:

	Number of Stock Options	Weighted Average Exercise Price
Outstanding at December 31, 2016	33,466,112	$1.06
Granted	6,200,000	3.27
Exercised	(1,424,445)	0.79
Forfeited	(383,333)	2.53

Outstanding at December 31, 2017	37,858,334	$1.42
Granted	9,045,482	2.64
Exercised	(10,458,334)	0.49
Forfeited	(208,334)	3.23

Outstanding at December 31, 2018	36,237,148	$1.98

Number of options exercisable	28,373,492	$1.76

As at December 31, 2018, the Company has stock options outstanding and exercisable as follows:

Number of Options	Number Exercisable	Exercise Price	Remaining Contractual Life (Years)	Expiry Date
33,333	33,333	$2.24	0.07	January 25, 2019
8,333	8,333	$3.39	0.07	January 25, 2019
150,000	150,000	$0.46	0.16	February 28, 2019
50,000	50,000	$0.50	0.16	February 28, 2019
75,000	75,000	$0.64	0.16	February 28, 2019
50,000	50,000	$2.65	0.16	February 28, 2019
25,000	25,000	$2.24	0.16	February 28, 2019
25,000	25,000	$3.39	0.16	February 28, 2019
250,000	250,000	$0.64	0.29	April 15, 2019
800,000	800,000	$2.65	0.29	April 15, 2019
475,000	475,000	$2.24	0.29	April 15, 2019
475,000	475,000	$3.39	0.29	April 15, 2019
2,450,000	2,450,000	$0.40	0.39	May 23, 2019
3,300,000	3,300,000	$0.46	0.98	December 24, 2019
2,850,000	2,850,000	$0.50	1.41	May 27, 2020
3,250,000	3,250,000	$0.64	1.96	December 16, 2020
250,000	250,000	$2.69	2.44	June 8, 2021
4,425,000	4,425,000	$2.65	2.48	June 23, 2021
2,750,000	2,750,000	$2.24	2.96	December 15, 2021
250,000	166,667	$3.11	3.31	April 22, 2022
1,475,000	983,333	$2.93	3.87	November 13, 2022
3,775,000	2,516,667	$3.39	3.96	December 14, 2022
475,000	158,333	$2.39	4.28	April 13, 2023
4,525,000	1,508,333	$2.85	4.44	June 8, 2023
100,000	33,333	$2.66	4.47	June 20, 2023
720,482	240,160	$2.49	4.64	August 21, 2023
3,225,000	1,075,000	$2.41	5.00	December 31, 2023

36,237,148	28,373,492

The Company uses the Black-Scholes option pricing model to calculate the fair value of stock options granted. The model requires management to make estimates, which are subjective and may not be representative of actual results. Changes in assumptions can materially affect estimates of fair values. The following weighted average assumptions were used to estimate the weighted average grant date fair values for the years ended December 31, 2018 and December 31, 2017:

	December 31, 2018	December 31, 2017
Expected stock price volatility	83.41%	81.72%
Expected life of options	5.00 years	5.00 years
Risk free interest rate	2.08%	1.53%
Expected forfeitures	0%	0%
Expected dividend yield	0%	0%
Weighted average fair value per option granted	$1.76	$2.13

Share-based payments for options vested for the year ended December 31, 2018 amounted to $16,855,862 (2017 – $12,493,458) of which $13,736,299 (2017 – $9,183,667) was expensed to the statement of loss and comprehensive loss and $3,119,563 (2017—$3,309,791) was capitalized to exploration and evaluation assets (Note 5).